Document And Entity Information	Nov. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2024
Entity Registrant Name	ACCURAY INCORPORATED
Entity Central Index Key	0001138723
Entity Emerging Growth Company	false
Entity File Number	001-33301
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-8370041
Entity Address, Address Line One	1240 Deming Way
Entity Address, City or Town	Madison
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53717-1954
City Area Code	608
Local Phone Number	824-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ARAY
Security Exchange Name	NASDAQ